Provision for contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provision for contingencies
16.	Provision for contingencies
PagSeguro Group is party to labor and civil litigation in progress and are discussing such matters at the administrative and judicial levels, which in some cases the PagSeguro Group has made corresponding judicial deposits. The likelihood of a negative outcome is assessed periodically and adjusted by management, when appropriate. Such assessment includes the opinion of its external legal advisors.

	2019	2018
Civil	9,152	6,680
Labor	2,697	324

	11,849	7,004

The PagSeguro Group is a party on tax lawsuits involving risks classified by legal advisors as possible losses, for which no provision was recognized at December 31, 2019, totaling approximately R$67,401 (December 31, 2018 - R$50,978). The PagSeguro Group is not a party to civil and labor lawsuits involving risks classified by management as possible losses.
Below we demonstrate the movements of the provision for contingencies in 2019:

At December 31, 2017	4,648
Accrual	3,745
Settlement	(1,792)
Interest	403

At December 31, 2018	7,004

Accrual	8,227
Settlement	(4,822)
Interest	1,440

At December 31, 2019	11,849